Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Dec. 25, 2020	Mar. 27, 2020
Fair Value Disclosures [Abstract]
Fair Value, by Balance Sheet Grouping

The following tables present information about the Company’s financial assets and liabilities as of December 25, 2020 and March 27, 2020 measured at fair value on a recurring basis and indicate the level of the fair value hierarchy utilized to determine such fair values:

	Fair Value Measurement at December 25, 2020 Using:
	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents:
Money market fund deposits	$16,320	$—	$—	$16,320
Restricted cash:
Money market fund deposits	6,520	—	—	6,520

Total assets	$22,840	$—	$—	$22,840

Liabilities:
Other long-term liabilities:
Contingent consideration	$—	$—	$7,800	$7,800

Total liabilities	$—	$—	$7,800	$7,800

	Fair Value Measurement at March 27, 2020 Using:
	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents:
Money market fund deposits	$46,337	$—	$—	$46,337
Restricted cash:
Money market fund deposits	5,385	—	—	5,385

Total assets	$51,722	$—	$—	$51,722

The following tables present information about the Company’s financial assets and liabilities as of March 29, 2019 and March 27, 2020 measured at fair value on a recurring basis and indicate the level of the fair value hierarchy utilized to determine such fair values:

	Fair Value Measurements as of March 29, 2019 Using:
	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents:
Money market fund deposits	$41,581	$—	$—	$41,581
Restricted cash:
Money market fund deposits	3,514	—	—	3,514

Total assets	$45,095	$—	$—	$45,095

	Fair Value Measurements as of March 27, 2020 Using:
	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents:
Money market fund deposits	$46,337	$—	$—	$46,337
Restricted cash:
Money market fund deposits	5,385	—	—	5,385

Total assets	$51,722	$—	$—	$51,722

Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation

The following table shows the change in fair value of Level 3 contingent consideration in connection with the Acquisition for the nine-month period ended December 25, 2020:

Level 3 Contingent Consideration
Balance at March 27, 2020	$—
Additions during the year	7,800

Balance at December 25, 2020	$7,800